Taxes (Disclosure of detailed information about taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current tax expenses	$ 0	$ 0
Deferred tax expense	(2,832,215)	0
Total tax expense (income)	$ (2,832,215)	$ 0